SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 27, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Accounts Receivable Allowances
The following table presents the activity in our accounts receivable allowances (in thousands):

	Beginning Balance	Additions Charged to Costs and Expenses	Deductions*	Ending Balance
Year Ended December 27, 2014:
Allowance for possible losses on accounts receivable	$2,060	$18,871	$(18,541)	$2,390

Year Ended December 28, 2013:
Allowance for possible losses on accounts receivable	$2,550	$17,114	$(17,604)	$2,060

Year Ended December 29, 2012:
Allowance for possible losses on accounts receivable	$2,053	$16,687	$(16,190)	$2,550

* Includes accounts charged off, discounts given to customers and actual customer returns and allowances.

Notes Receivable Allowances
The following table presents the activity in our notes receivable allowances (in thousands):

	Beginning Balance	Additions	Deductions	Ending Balance
Year Ended December 27, 2014: Allowance for possible losses on Notes receivable	$1,025	$1,599	$(1,798)	$826

Year Ended December 28, 2013: Allowance for possible losses on Notes receivable	$3,226	$887	$(3,088)	$1,025

Year Ended December 29, 2012: Allowance for possible losses on Notes receivable	-	$3,226	-	$3,226

Estimated Useful Lives of Property, Plant, and Equipment
Depreciation is computed principally by the straight-line method over the estimated useful lives of the assets as follows:

Land improvements	5 to 15 years
Buildings and improvements	15 to 31.5 years
Machinery, equipment and office furniture	3 to 10 years

Percentage of Completion Account Balances
The following table presents the balances of percentage-of-completion accounts on December 27, 2014 and December 28, 2013 which are included in other current assets and other accrued liabilities, respectively (in thousands):

	2014	2013
Cost and Earnings in Excess of Billings	$5,244	$6,903
Billings in Excess of Cost and Earnings	4,682	2,858

Computation of Earnings Per Share
The computation of earnings per share (“EPS”) is as follows (in thousands):

	December 27, 2014	December 28, 2013	December 29, 2012
Numerator:
Net earnings attributable to controlling interest	$57,551	$43,082	$23,934
Adjustment for earnings allocated to non-vested restricted common stock	(718)	(412)	(210)
Net earnings for calculating EPS	$56,833	$42,670	$23,724
Denominator:
Weighted average shares outstanding	20,081	19,952	19,800
Adjustment for non-vested restricted common stock	(250)	(191)	(173)
Shares for calculating basic EPS	19,831	19,761	19,627
Effect of dilutive stock options	23	54	6
Shares for calculating diluted EPS	19,854	19,815	19,633
Net earnings per share:
Basic	$2.87	$2.16	$1.21
Diluted	$2.86	$2.15	$1.21